Consildated Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common Stock, shares issued	197,344,159	113,844,159
Common Stock, shares outstanding	197,344,159	113,444,159